Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2018 MMBoe Bcfe MMBbls	Dec. 31, 2017 MMBoe Bcfe MMBbls	Dec. 31, 2016 MMBoe Bcfe MMBbls	Dec. 31, 2015 MMBoe Bcfe MMBbls
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	20,778	20,753	21,118
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	20,385	20,296	20,556	21,442
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	7,962	7,876	7,942
Crude oil and condensate [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	7,641	7,481	7,438	8,521
Crude oil and condensate [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	6,830	6,622	6,341
Crude oil and condensate [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	811	859	1,097
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,896	77,260	79,060
Natural gas [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,467	76,888	78,712	77,525
Natural gas [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	74,480	74,702	76,245
Natural gas [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	1,987	2,186	2,467